Derivative Financial Instruments (Details 4) - USD ($) $ in Millions	Apr. 30, 2015	Feb. 02, 2015	Apr. 30, 2014
Commodity contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 640.6		$ 790.3
Foreign currency exchange contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	136.4		158.1
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 0.0	$ 1,100.0	$ 750.0